UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus capital Partners, L.P.
Address: 399 Park Avenue
         39th Floor
         New York, NY  10022

13F File Number:  28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert A. Nisi
Title:     Chief Operating Officer, Partner
Phone:     212-380-5820

Signature, Place, and Date of Signing:

     Robert A. Nisi     New York, NY     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $105,558 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CLEARWIRE CORP                 CL A             185385309    10190   754286 SH       SOLE                   754286        0        0
COPA HOLDINGS SA               CL A             P31076105     1569    41800 SH       SOLE                    41800        0        0
COVANTA HLDG CORP              COM              22282E102      553    20000 SH       SOLE                    20000        0        0
CUMULUS MEDIA INC              CL A             231082108    21893  2726463 SH       SOLE                  2726463        0        0
DESIGN WITHIN REACH INC        COM              250557105     1503   403000 SH       SOLE                   403000        0        0
EQUITY MEDIA HLDGS CORP        COM              294725106     4722  1457418 SH       SOLE                  1457418        0        0
GASTAR EXPL LTD                COM              367299104      493   394758 SH       SOLE                   394758        0        0
MARATHON OIL CORP              COM              565849106      304     5000 SH       SOLE                     5000        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      385     5000 SH       SOLE                     5000        0        0
OMNICARE INC                   CALL             681904908    12000   300000 SH  CALL SOLE                   300000        0        0
OMNICARE INC                   DBCV 3.250%12/1  681904AL2    42413 58000000 PRN      SOLE                 58000000        0        0
PENNANTPARK INVT CORP          COM              708062104      809    82100 SH       SOLE                    82100        0        0
PINNACLE GAS RESOURCES INC     COM              723464301      915   201481 SH       SOLE                   201481        0        0
POWERSHS DB US DOLLAR INDEX    DOLL INDX BULL   73936D107      356    15000 SH       SOLE                    15000        0        0
REVLON INC                     CL A             761525500     5314  4503774 SH       SOLE                  4503774        0        0
SOUTHWEST AIRLS CO             COM              844741108     2139   175000 SH       SOLE                   175000        0        0